Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 174,255	$ 618,738	$ 792,993
Lost Creek
Total	170,268	437,833	608,101
Shirley Basin
Total	$ 3,986	56,970	60,956
Other Wyoming exploration projects
Total		108,590	108,590
Other Nevada exploration project
Total		$ 15,345	$ 15,345